UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	June 30, 2011
Check here if Amendment [ ]
This Amendment (check only one):[ ] is a restatement.
[ ] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA August 12, 2011
Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total:   $55174
List of Other Included Managers:

 No.  13F File Number     Name



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      252     4790 SH       SOLE                                       4790
Akamai Technologies Inc.       COM              00971T101      878    27889 SH       SOLE                     1000             26889
Altria Group Inc               COM              02209S103      974    36882 SH       SOLE                     4000             32882
Arbor Realty Trust Inc         COM              038923108      720   153900 SH       SOLE                   153900
At&t Inc.                      COM              00206R102      334    10624 SH       SOLE                                      10624
Avanir Pharmaceuticals, Inc    COM              05348P401      138    41000 SH       SOLE                                      41000
Biogen Idec Inc.               COM              09062X103     1235    11550 SH       SOLE                                      11550
Blackstone Group L.P.          COM              09253U108     1301    78550 SH       SOLE                                      78550
Boeing Company                 COM              097023105     1541    20850 SH       SOLE                                      20850
Breitburn Energy Partners, L.P COM              106776107      462    23727 SH       SOLE                    10800             12927
Brocade Communications Sys     COM              111621306     1005   155650 SH       SOLE                    10000            145650
Castle Brands Inc              COM              148435100      229   725000 SH       SOLE                   725000
Caterpillar Inc                COM              149123101     2401    22550 SH       SOLE                                      22550
Chevron Corp                   COM              166764100      552     5370 SH       SOLE                                       5370
Chimera Investment Corp        COM              16934Q109       86    25000 SH       SOLE                    25000
Coca-Cola Company              COM              191216100      323     4800 SH       SOLE                                       4800
Conagra Foods, Inc.            COM              205887102      476    18450 SH       SOLE                                      18450
Conocophillips                 COM              20825C104      305     4050 SH       SOLE                                       4050
Cp Pokphand Ltd Sponsored Adr  COM              125918201       28    10600 SH       SOLE                                      10600
Crosstex Energy Inc            COM              22765Y104      357    30000 SH       SOLE                    30000
Crosstex Energy Lp             COM              22765U102      181    10000 SH       SOLE                    10000
Dominion Resources Inc.        COM              25746U109      496    10284 SH       SOLE                                      10284
Dow Chemical Company           COM              260543103     2113    58700 SH       SOLE                     2000             56700
Duke Energy Corp.              COM              26441C105     1226    65098 SH       SOLE                                      65098
Duncan Energy Partners L.P.    COM              265026104      216     5000 SH       SOLE                     5000
Dupont De Nemours & Co.        COM              263534109      744    13765 SH       SOLE                                      13765
Emc Corporation                COM              268648102     1266    45950 SH       SOLE                                      45950
Enterprise Products Part Lp    COM              293792107     1959    45334 SH       SOLE                     2000             43334
Exxon Mobil Corporation        COM              30231G102      201     2470 SH       SOLE                                       2470
Flextronics International Ltd. COM              Y2573F102     1296   201850 SH       SOLE                     5000            196850
Fortress Investment Cl A       COM              34958B106      116    24000 SH       SOLE                    24000
Freeport-Mcmoran Copper        COM              35671D857     1098    20750 SH       SOLE                                      20750
Glaxo Smithkline Ads           COM              37733W105      442    10300 SH       SOLE                                      10300
Glu Mobile, Inc.               COM              379890106      200    38000 SH       SOLE                    38000
H.J. Heinz Company             COM              423074103      234     4400 SH       SOLE                                       4400
Ibm Corp                       COM              459200101      520     3030 SH       SOLE                                       3030
Illinois Tool Works Inc.       COM              452308109      377     6666 SH       SOLE                                       6666
Intel Corporation              COM              458140100      512    23094 SH       SOLE                                      23094
Ishares Nasdaq Biotech         COM              464287556      720     6750 SH       SOLE                                       6750
Johnson & Johnson              COM              478160104      551     8276 SH       SOLE                                       8276
Lgl Group, Inc.                COM              50186A108      173    17500 SH       SOLE                    17500
Marathon Oil Corp              COM              565849106     2010    38150 SH       SOLE                                      38150
Markwest Energy Partners Lp    COM              570759100      314     6500 SH       SOLE                     6500
Mcdonald's Corp.               COM              580135101      450     5334 SH       SOLE                                       5334
Merck & Co. Inc.               COM              58933Y105      408    11568 SH       SOLE                                      11568
Microsoft Corporation          COM              594918104      468    17985 SH       SOLE                                      17985
Netgear Inc                    COM              64111Q104     1504    34400 SH       SOLE                                      34400
Newcastle Investment Corp      COM              65105M108      260    45000 SH       SOLE                    45000
Novartis Ag                    COM              66987V109      278     4550 SH       SOLE                                       4550
Paid Inc                       COM              69561N204       16    45600 SH       SOLE                                      45600
Pengrowth Energy Corporation   COM              70706P104      389    30900 SH       SOLE                                      30900
People's United Financial, Inc COM              712704105      566    42100 SH       SOLE                     1000             41100
Pepsico, Inc.                  COM              713448108      218     3100 SH       SOLE                                       3100
Pfizer Inc.                    COM              717081103      527    25600 SH       SOLE                    25000               600
Philip Morris Intl             COM              718172109      479     7168 SH       SOLE                                       7168
Pioneer Drilling Co            COM              723655106     1756   115250 SH       SOLE                    21500             93750
Powershares Qqq Trust Sr 1     COM              73935A104     1532    26850 SH       SOLE                                      26850
Procter & Gamble Co.           COM              742718109      486     7642 SH       SOLE                                       7642
Resource America Inc           COM              761195205      315    53600 SH       SOLE                    53600
Resource Capital Corp.         COM              76120W302       95    15000 SH       SOLE                    15000
Reynolds American Inc.         COM              761713106      282     7600 SH       SOLE                                       7600
Ryder System Inc.              COM              783549108     1823    32075 SH       SOLE                                      32075
Sandridge Energy, Inc.         COM              80007P307      378    35500 SH       SOLE                    35500
Sara Lee Corp.                 COM              803111103      594    31262 SH       SOLE                                      31262
Southern Company               COM              842587107      399     9891 SH       SOLE                                       9891
Southwestern Energy Co.        COM              845467109      986    23000 SH       SOLE                                      23000
Spectra Energy Corp            COM              847560109     2109    76925 SH       SOLE                     7500             69425
Suncor Energy                  COM              867224107      874    22350 SH       SOLE                                      22350
Teco Energy Inc.               COM              872375100      364    19247 SH       SOLE                                      19247
Teva Pharmaceutical            COM              881624209      489    10150 SH       SOLE                                      10150
Time Warner Inc                COM              887317303      281     7716 SH       SOLE                                       7716
Vanguard Cons Stpls Etf        COM              92204A207     1119    14000 SH       SOLE                                      14000
Vanguard Energy Etf            COM              92204A306      442     4000 SH       SOLE                                       4000
Vanguard Health Care ETF       COM              92204A504     1049    16350 SH       SOLE                                      16350
Vanguard Industrials Etf       COM              92204A603      368     5300 SH       SOLE                                       5300
Vanguard Materials Etf         COM              92204A801     1158    13450 SH       SOLE                                      13450
Verizon Communications, Inc.   COM              92343V104     1910    51300 SH       SOLE                     3000             48300
Vodafone Group Plc Ads         COM              92857W209      244     9124 SH       SOLE                                       9124